Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		（Unaudited）
Leasehold improvements	754	754	104
Computer and network equipment	1,930	1,939	267
Manufacturing equipment	12,501	14,006	1,927
Office equipment	187	291	40
Motor vehicles	3,914	3,559	490
Construction in process	1,056	-	-
	20,342	20,549	2,828
Less: loss of impairment	(1,896)	(1,896)	(261)
Less: Accumulated depreciation	(6,682)	(9,147)	(1,259)
	11,764	9,506	1,308

For the six months ended June 30, 2023 and 2024, the Group recorded depreciation expenses of RMB1,269 and RMB2,606 (US$359), respectively.

The loss of the impairment was due to the permanent withdrawn of a production line made in 2023.